Income Taxes - Deferred income tax assets not recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Income Tax Assets Not Recognized [Line Items]
Deferred income tax assets not recognized	$ 143,825	$ 119,356
Tax losses-capital
Disclosure of Deferred Income Tax Assets Not Recognized [Line Items]
Deferred income tax assets not recognized	44,381	38,445
Tax losses-operating
Disclosure of Deferred Income Tax Assets Not Recognized [Line Items]
Deferred income tax assets not recognized	86,494	69,919
Tax credits
Disclosure of Deferred Income Tax Assets Not Recognized [Line Items]
Deferred income tax assets not recognized	2,500	1,126
Other deductible temporary differences
Disclosure of Deferred Income Tax Assets Not Recognized [Line Items]
Deferred income tax assets not recognized	1,127	2,881
Property, plant and equipment, net
Disclosure of Deferred Income Tax Assets Not Recognized [Line Items]
Deferred income tax assets not recognized	$ 9,323	$ 6,985